SCHEDULE OF FINANCIAL INFORMATION OF JOINT VENTURE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current assets	$ 314,461,831	$ 55,482,034	$ 3,169,745
Liabilities	(144,783,166)	(48,963,562)	(3,846,001)
Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Current assets			1,758,587
Intangible assets			16,155,786
Liabilities			(149,306)
Owners Equity			(17,765,067)
Net loss		$ 3,913,325	$ 3,830,962